Supplement dated March 11, 1996
to Prospectus dated November 1, 1995


                                COREFUNDS, INC.
                           SERIES A -- INSTITUTIONAL

     Cash Reserve, Treasury Reserve, Tax-Free Reserve, Equity Fund (formerly Value Equity Fund), International Growth Fund, Equity Index Fund, Growth Equity Fund, Short Intermediate Bond Fund (formerly Intermediate Bond Fund), Balanced Fund, Government Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund (each a 'Fund,' or in the aggregate, the 'Funds')

     The disclosure contained within the Prospectus of CoreFunds, Inc. (the 'Company') dated November 1, 1995, is amended and supplemented by the following:

     On December 7, 1995, the Company's Board of Directors approved, subject to shareholder approval, the following:

          1. A proposal to elect a Board of Directors (voted on by the shareholders of the Company as a whole).

          2. A proposal to approve a new advisory agreement between the Company, on behalf of each Fund, and CoreStates Investment Advisers, Inc. ('CoreStates Advisers'), pursuant to which CoreStates Advisers will act as investment adviser with respect to the assets of the Funds, effective upon the merger of CoreStates Corp. ('CoreStates') and Meridian Bancorp, Inc. ('Meridian') (the 'Merger') (voted on by shareholders of each Fund).

          3. A proposal to approve the selection of Martin Currie, Inc. ('Martin Currie') or its successor as a Sub-Adviser for a portion of the assets of the International Growth Fund (voted on by the shareholders of the International Growth Fund).

          4. A proposal to approve the selection of Aberdeen Managers, Inc. ('Aberdeen Managers') or its successor as a Sub-Adviser for a portion of the assets of the International Growth Fund (voted on by shareholders of the International Growth Fund).

          5. A proposal to approve the selection of Alpha Global Fixed Income Managers, Inc. ('Alpha Global') or its successor as the Sub-Adviser to the Global Bond Fund (voted on by shareholders of the Global Bond Fund).

          6. A proposal to change the Global Bond Fund from a 'diversified' investment company to a 'non-diversified' investment company (voted on by shareholders of the Global Bond Fund).

          7. A proposal to change the fundamental policy of the Short Intermediate Bond Fund (formerly Intermediate Bond Fund) so that the Fund maintains an average weighted maturity of two to five years instead of the existing average weighted maturity of three to ten years (voted on by shareholders of the Short Intermediate Bond Fund).

     Each matter will be submitted to the shareholders of each of the Funds of the Company as appropriate at a meeting scheduled for March 15, 1996. Shareholders of record of the Company on January 15, 1996 will be entitled to vote on the proposals relating to their Fund(s).

     If the proposal to elect a Board of Directors is approved, then the Company will increase the number of its Directors from three to five. If the proposal to approve a new investment advisory agreement between the

Company on behalf of each Fund and CoreStates Advisers is approved, the investment advisory fees and total operating expenses for the Funds will remain the same. Although the contractual advisory fees for the Equity Fund, Cash Reserve, Treasury Reserve and Tax-Free Reserve will decrease the actual advisory fees paid to CoreStates Advisers will remain the same as well as the total operating expenses.

     Footnote 1 in The Transaction and Operating Expense Table on page 3 of the Prospectus will be restated as follows:

          Absent voluntary waivers, the Adviser's investment advisory fees are calculated at the annual rate of .75%, .74%, .40%, .80%, and .70% of the average net assets of Growth Equity Fund, Equity Fund formerly Value Equity Fund, Equity Index Fund, International Growth Fund and Balanced Fund, respectively.

     Footnote 4 in the Transaction and Operating Expense Table on page 3 of the Prospectus will be restated as follows:

          The Adviser and the Administrator have voluntarily waived a portion of their fees in order to assist the Funds in maintaining a competitive expense ratio. The expense ratios noted herein are net of investment advisory and administrative fee waivers expected to be in effect during the fiscal period ending June 30, 1996. Absent any fee waivers, such expense ratios would have been 1.08%, 1.07%, .74%, 1.30% and 1.05% for Growth Equity Fund, Equity Fund (formerly Value Equity Fund), Equity Index Fund, International Growth Fund and Balanced Fund, respectively. The service providers of all the Funds have been voluntarily waiving a portion of their fees since inception. However, during this year, these providers may change this waiver so that a Fund's expense ratio will approach a contractually mandated ratio.

     Footnote 5 in the Transaction and Operating Expense Table on page 3 of the Prospectus will be restated as follows:

          Absent the voluntary fee waiver of the Adviser and the Administrator, the amounts in this Example, for one year, three years, five years and ten years, would be $11, $34, $60 and $132 for Growth Equity Fund; $11, $34, $59 and $131 for Equity Fund (formerly Value Equity Fund); $8, $24, $41 and $92 for Equity Index Fund; $13, $41, $71 and $157 for International Growth Fund; and $11, $33, $58 and $128 for Balanced Fund.

     Footnote 1 in The Transaction and Operating Expense Table on page 6 of the Prospectus will be restated as follows:

          Absent voluntary waivers, the Adviser's investment advisory fees are calculated at the annual rate of .40%, .40%, and .40% of the average net assets of Cash Reserve, Treasury Reserve and Tax-Free Reserve, respectively.

     Footnote 4 in the Transaction and Operating Expense Table on page 6 of the Prospectus will be restated as follows:

          The Adviser and the Administrator have voluntarily waived a portion of their fees in order to assist the Funds in maintaining a competitive expense ratio. The expense ratios noted herein are net of investment advisory and administrative fee waivers expected to be in effect during the fiscal period ending June 30, 1996. Absent any fee waivers, such expense ratios would have been 0.73%, 0.73%, and 0.73%, for Cash Reserve, Treasury Reserve and Tax-Free Reserve, respectively. The service providers of all the Funds have been voluntarily waiving a portion of their fees since inception. However, during this year, these providers may change this waiver so that a Fund's expense ratio will approach a contractually mandated ratio.

     Footnote 5 in the Transaction and Operating Expense Table on page 6 of the Prospectus will be restated as follows:

          Absent the voluntary fee waiver of the Adviser and the Administrator, the amounts in this Example, for one year, three years, five years and ten years, would be $7, $23, $41 and $91 for Cash Reserve; $7, $23, $41 and $91 for Treasury Reserve; $7, $23, $41 and $91 for Tax-Free Reserve.

     Moreover, the section entitled 'Advisory Fees' on page 58 of the prospectus will also be restated as follows:

          .74% of the average daily assets of the Equity Fund (formerly Value Equity Fund).

     If the proposal to approve the selection of both Martin Currie and Aberdeen Managers as sub-advisers to the International Growth Fund is approved, then both sub-advisers will manage a portion of the Fund. A description of Aberdeen Managers will be included on page 60 of the prospectus as follows:

          Aberdeen Managers, a Delaware corporation, located in Ft. Lauderdale, Florida, is a wholly-owned subsidiary of Aberdeen Trust PLC ('Aberdeen PLC'), which is owned by three U.K.-based institutional investors and a subsidiary of CoreStates Financial Corp. Aberdeen PLC was formed in 1876 and has been managing investment funds since 1986. It formed Aberdeen Managers in 1995 and it provides foreign investment advisory services in the U.S. Although Aberdeen Managers has had extensive experience in managing a variety of international equity investment companies, International Growth Fund is the first U.S. registered investment company for which Aberdeen Managers has acted in an investment advisory capacity. Aberdeen Managers is located at Nations Bank Tower, 22nd Floor, Ft. Lauderdale, Florida 33396.

     Moreover, the section entitled 'Advisory Fees' on page 59 of the Prospectus will be restated as follows:

          For the services provided as sub-advisers to the International Growth Fund, Martin Currie and Aberdeen Managers are entitled to receive a fee from CoreStates Advisers, computed daily and paid monthly, at the annual rate of .50% and .50%, respectively of such Fund's average net assets.

     If the proposal to approve Alpha Global is approved by shareholders, the existing sub-adviser and the corresponding fees of the Global Bond Fund will not change.

     If the proposal to approve the change of Global Bond Fund from a diversified investment company to a 'non-diversified' investment company is approved by shareholders, then the description on page 45, paragraph 4 regarding investment restrictions will be restated as follows:

          With respect to the Global Bond Fund, there is no limit to the percentage of assets that may be invested in securities of a single issuer.

     If the proposal to approve the change in fundamental policy of the Short Intermediate Bond Fund (formerly Intermediate Bond Fund) is approved, then the description of the Fund's investment objective on page 24 will be restated as follows:

          Short Intermediate Bond Fund's investment objective is to provide a moderate level of current income consistent with conservation of capital, by investing substantially all of its assets in a diversified portfolio of intermediate-term, fixed income obligations which will have an expected average weighted maturity of two to five years.

Supplement dated March 11, 1996
to Prospectus dated November 1, 1995

                                COREFUNDS, INC.

                             SERIES B -- INDIVIDUAL

     Cash Reserve, Treasury Reserve, Tax-Free Reserve, Equity Fund (formerly Value Equity Fund), International Growth Fund, Growth Equity Fund, Short Intermediate Bond Fund (formerly Intermediate Bond Fund), Balanced Fund, Government Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund (each a 'Fund,' or in the aggregate, the 'Funds')

     The disclosure contained within the Prospectus of CoreFunds, Inc. (the 'Company') dated November 1, 1995, is amended and supplemented by the following:

     On December 7, 1995, the Company's Board of Directors approved, subject to shareholder approval, the following:

          1. A proposal to elect a Board of Directors (voted on by the shareholders of the Company as a whole).

          2. A proposal to approve a new advisory agreement between the Company, on behalf of each Fund, and CoreStates Investment Advisers, Inc. ('CoreStates Advisers'), pursuant to which CoreStates Advisers will act as investment adviser with respect to the assets of the Funds, effective upon the merger of CoreStates Corp. ('CoreStates') and Meridian Bancorp, Inc. ('Meridian') (the 'Merger') (voted on by shareholders of each Fund).

          3. A proposal to approve the selection of Martin Currie, Inc. ('Martin Currie') or its successor as a Sub-Adviser for a portion of the assets of the International Growth Fund (voted on by the shareholders of the International Growth Fund).

          4. A proposal to approve the selection of Aberdeen Managers, Inc. ('Aberdeen Managers') or its successor as a Sub-Adviser for a portion of the assets of the International Growth Fund (voted on by shareholders of the International Growth Fund).

          5. A proposal to approve the selection of Alpha Global Fixed Income Managers, Inc. ('Alpha Global') or its successor as the Sub-Adviser to the Global Bond Fund (voted on by shareholders of the Global Bond Fund).

          6. A proposal to change the Global Bond Fund from a 'diversified' investment company to a 'non-diversified' investment company (voted on by shareholders of the Global Bond Fund).

          7. A proposal to change the fundamental policy of the Short Intermediate Bond Fund so that the Fund maintains an average weighted maturity of two to five years instead of the existing average weighted maturity of three to ten years (voted on by shareholders of the Short Intermediate Bond Fund).

     Each matter will be submitted to the shareholders of each of the Funds of the Company as appropriate at a meeting scheduled for March 15, 1996. Shareholders of record of the Company on January 15, 1996 will be entitled to vote on the proposals relating to their Fund(s).

     If the proposal to elect a Board of Directors is approved, then the Company will increase the number of its Directors from three to five. If the proposal to approve a new investment advisory agreement between the

Company on behalf of each Fund and CoreStates Advisers is approved, the investment advisory fees and total operating expenses for the Funds will remain the same. Although the contractual advisory fees for the Equity Fund, Cash Reserve, Treasury Reserve and Tax-Free Reserve will decrease the actual advisory fees paid to CoreStates Advisers will remain the same as well as the total operating expenses.

     Footnote 1 in The Transaction and Operating Expense Table on page 3 of the Prospectus will be restated as follows:

          Absent voluntary waivers, the Adviser's investment advisory fees are calculated at the annual rate of .75%, .74%, .80%, and .70% of the average net assets of Growth Equity Fund, Equity Fund (formerly Value Equity Fund), International Growth Fund and Balanced Fund, respectively.

     Footnote 5 in the Transaction and Operating Expense Table on page 3 of the Prospectus will be restated as follows:

          The Adviser and the Administrator have voluntarily waived a portion of their fees in order to assist the Funds in maintaining a competitive expense ratio. The expense ratios noted herein are net of investment advisory and administrative fee waivers expected to be in effect during the fiscal period ending June 30, 1996. Absent any fee waivers, such expense ratios would have been 1.33%, 1.32%, 1.55% and 1.30% for Growth Equity Fund, Equity Fund (formerly Value Equity Fund), International Growth Fund and Balanced Fund, respectively. The service providers of all the Funds have been voluntarily waiving a portion of their fees since inception. However, during this year, these providers may change this waiver so that a Fund's expense ratio will approach a contractually mandated ratio.

     Footnote 6 in the Transaction and Operating Expense Table on page 3 of the Prospectus will be restated as follows:

          Absent the voluntary fee waiver of the Adviser and the Administrator, the amounts in this Example, for one year, three years, five years and ten years, would be $46, $73, $103 and $187 for Growth Equity Fund; $46, $73, $102 and $186 for Equity Fund (formerly Value Equity Fund); $48, $80, $114 and $211 for International Growth Fund; and $45, $72, $101 and $184 for Balanced Fund.

     Footnote 1 in The Transaction and Operating Expense Table on page 6 of the Prospectus will be restated as follows:

          Absent voluntary waivers, the Adviser's investment advisory fees are calculated at the annual rate of .40%, .40%, and .40% of the average net assets of Cash Reserve, Treasury Reserve and Tax-Free Reserve, respectively.

     Footnote 5 in the Transaction and Operating Expense Table on page 6 of the Prospectus will be restated as follows:

          The Adviser and the Administrator have voluntarily waived a portion of their fees in order to assist the Funds in maintaining a competitive expense ratio. The expense ratios noted herein are net of investment advisory and administrative fee waivers expected to be in effect during the fiscal period ending June 30, 1996. Absent any fee waivers, such expense ratios would have been 0.98%, 0.98%, and 0.98%, for Cash Reserve, Treasury Reserve and Tax-Free Reserve, respectively. The service providers of all the Funds have been voluntarily waiving a portion of their fees since inception. However, during this year, these providers may change this waiver so that a Fund's expense ratio will approach a contractually mandated ratio.

     Footnote 6 in the Transaction and Operating Expense Table on page 6 of the Prospectus will be restated as follows:

          Absent the voluntary fee waiver of the Adviser and the Administrator, the amounts in this Example, for one year, three years, five years and ten years, would be $10, $31, $54 and $120 for Cash Reserve; $10, $31, $54 and $120 Treasury Reserve; and $10, $31, $54 and $120 for Tax-Free Reserve.

     Moreover, the section entitled 'Advisory Fees' on page 58 of the prospectus will also be restated as follows:

          .74% of the average daily assets of the Equity Fund (formerly Value Equity Fund).

     If the proposal to approve the selection of both Martin Currie and Aberdeen Managers as sub-advisers to the International Growth Fund is approved, then both sub-advisers will manage a portion of the Fund. A description of Aberdeen Managers will be included on page 59 of the prospectus as follows:

          Aberdeen Managers, a Delaware corporation, located in Ft. Lauderdale, Florida, is a wholly-owned subsidiary of Aberdeen Trust PLC ('Aberdeen PLC'), which is owned by three U.K.-based institutional investors and a subsidiary of CoreStates Financial Corp. Aberdeen PLC was formed in 1876 and has been managing investment funds since 1986. It formed Aberdeen Managers in 1995 and it provides foreign investment advisory services in the U.S. Although Aberdeen Managers has had extensive experience in managing a variety of international equity investment companies, International Growth Fund is the first U.S. registered investment company for which Aberdeen Managers has acted in an investment advisory capacity. Aberdeen Managers is located at Nations Bank Tower, 22nd Floor, Ft. Lauderdale, Florida 33396.

     Moreover, the section entitled 'Advisory Fees' on page 59 of the Prospectus will be restated as follows:

          For the services provided as sub-advisers to the International Growth Fund, Martin Currie and Aberdeen Managers are entitled to receive a fee from CoreStates Advisers, computed daily and paid monthly, at the annual rate of .50% and .50%, respectively of such Fund's average net assets.

     If the proposal to approve Alpha Global is approved by shareholders, the existing sub-adviser and the corresponding fees of the Global Bond Fund will not change.

     If the proposal to approve the change of Global Bond Fund from a diversified investment company to a 'non-diversified' investment company is approved by shareholders, then the description on page 45, paragraph 4 regarding investment restrictions will be restated as follows:

          With respect to the Global Bond Fund, there is no limit to the percentage of assets that may be invested in securities of a single issuer.

     If the proposal to approve the change in fundamental policy of the Short Intermediate Bond Fund (formerly Intermediate Bond Fund) is approved, then the description of the Fund's investment objective on page 25 will be restated as follows:

          Short Intermediate Bond Fund's investment objective is to provide a moderate level of current income consistent with conservation of capital, by investing substantially all of its assets in a diversified portfolio of intermediate-term, fixed income obligations which will have an expected average weighted maturity of two to five years.

Supplement dated March 11, 1996
to Prospectus dated November 1, 1995

                                COREFUNDS, INC.

                               EQUITY INDEX FUND

     The disclosure contained within the Prospectus of CoreFunds, Inc. (the 'Company') dated November 1, 1995, is amended and supplemented by the following:

          On December 7, 1995, the Board of Directors of the Equity Index Fund (the 'Fund') approved, subject to shareholder approval, the following:

          1. A proposal to elect a Board of Directors (voted on by the shareholders of the Company as a whole).

          2. A proposal to approve a new advisory agreement between the Company, on behalf of the Fund, and CoreStates Investment Advisers, Inc. ('CoreStates Advisers'), pursuant to which CoreStates Advisers will act as investment adviser with respect to the assets of the Fund, effective upon the merger of CoreStates Corp. ('CoreStates') and Meridian Bancorp, Inc. ('Meridian') (the 'Merger') (voted on by shareholders of the Fund).

     Each matter will be submitted to the shareholders of the Fund at a meeting scheduled for March 15, 1996. Shareholders of record of the Fund on January 15, 1996 will be entitled to vote on the proposals.

     If the proposal to elect a Board of Directors is approved, then the Company will increase the number of its Directors from three to five. If the proposal to approve a new investment advisory agreement between the Company on behalf of the Fund and CoreStates Advisers is approved, the investment advisory fee and total operating expenses for the Fund will remain the same.

Supplement dated March 11, 1996
to Prospectus dated November 1, 1995

                                COREFUNDS, INC.

                           FIDUCIARY TAX-FREE RESERVE

     The disclosure contained within the Prospectus of CoreFunds, Inc. (the 'Company') dated November 1, 1995, is amended and supplemented by the following:

     On December 7, 1995, the Board of Directors of the Fiduciary Tax-Free Reserve (the 'Fund') approved, subject to shareholder approval, the following:

          1. A proposal to elect a Board of Directors (voted on by the shareholders of the Company as a whole).

          2. A proposal to approve a new advisory agreement between the Company, on behalf of the Fund, and CoreStates Investment Advisers, Inc. ('CoreStates Advisers'), pursuant to which CoreStates Advisers will act as investment adviser with respect to the assets of the Fund, effective upon the merger of CoreStates Corp. ('CoreStates') and Meridian Bancorp, Inc. ('Meridian') (the 'Merger') (voted on by shareholders of the Fund).

          3. A proposal to approve an amended investment advisory agreement between CoreStates Advisers and the Fund which would increase (absent fee waivers) the contractual advisory fee paid to CoreStates Advisers.

     Each matter will be submitted to the shareholders of the Fund at a meeting scheduled for March 15, 1996. Shareholders of record of the Fund on January 15, 1996 will be entitled to vote on the proposals.

     If the proposal to elect a Board of Directors is approved, then the Company will increase the number of its Directors from three to five. If the proposal to approve a new investment advisory agreement between the Company on behalf of the Fund and CoreStates Advisers is approved, the investment advisory fee and total operating expenses for the Fund will remain the same, although the contractual advisory fee for the Fund will increase from zero to .20% of average daily net assets.

     Footnote (B) to the Annual Fund Operating Expenses Table on page 2 of the Prospectus will be restated as follows:

          Absent voluntary waivers, CoreStates Advisers' investment advisory fee is calculated at the annual rate of .20% of the Fund's average net assets.

     Footnote (E) to the Annual Fund Operating Expenses Table on page 2 of the Prospectus will be restated as follows:

          CoreStates Advisers and the Administrator may, from time to time and at their discretion, voluntarily waive all or a portion of their fees. The expense ratio of .21% is net of investment advisory and administrative fee waivers in effect during the fiscal period. Absent any fee waivers, the expense ratio would have been .51%.

     The expense information on page 3 of the Prospectus following the example will be restated as follows:

          Absent the voluntary waiver of fees by CoreStates Advisers and the Administrator, the amount in the Example above would be $5, $16, $29 and $64 for one year, three years, five years and ten years, respectively.

     Moreover, the section entitled 'Advisory Fee' on page 12 of the Prospectus will also be restated as follows:

          For the services provided and expenses assumed as the Fund's Investment Adviser, CoreStates Advisers is entitled to a fee from the Fund, computed daily and paid monthly, at the annual rate of .20% on the Fund's average daily net assets. CoreStates Advisers may, from time to time and at its discretion, voluntarily waive all or a portion of its investment advisory fees in order to assist the Fund in maintaining a competitive expense ratio.

Supplement dated March 11, 1996
to Prospectus dated November 1, 1995

                                COREFUNDS, INC.

                               FIDUCIARY RESERVE

     The disclosure contained within the Prospectus of CoreFunds, Inc. (the 'Company') dated November 1, 1995, is amended and supplemented by the following:

          On December 7, 1995, the Board of Directors of the Fiduciary Reserve (the 'Fund') approved, subject to shareholder approval, the following:

             1. A proposal to elect a Board of Directors (voted on by the shareholders of the Company as a whole).

             2. A proposal to approve a new advisory agreement between the Company, on behalf of the Fund, and CoreStates Investment Advisers, Inc. ('CoreStates Advisers'), pursuant to which CoreStates Advisers will act as investment adviser with respect to the assets of the Fund, effective upon the merger of CoreStates Corp. ('CoreStates') and Meridian Bancorp, Inc. ('Meridian') (the 'Merger') (voted on by shareholders of the Fund).

     Each matter will be submitted to the shareholders of the Fund at a meeting scheduled for March 15, 1996. Shareholders of record of the Fund on January 15, 1996 will be entitled to vote on the proposals.

     If the proposal to elect a Board of Directors is approved, then the Company will increase the number of its Directors from three to five. If the proposal to approve a new investment advisory agreement between the Company on behalf of the Fund and CoreStates Advisers is approved, the investment advisory fee and total operating expenses for the Fund will remain the same.

     Footnote (B) to the Annual Fund Operating Expenses Table on page 2 of the Prospectus will be restated as follows:

          Absent voluntary waivers, CoreStates Advisers' investment advisory fee is calculated at the annual rate of .20% of the Fund's average net assets.

     Footnote (E) to the Annual Fund Operating Expenses Table on page 2 of the Prospectus will be restated as follows:

          CoreStates Advisers and the Administrator may, from time to time and at their discretion, voluntarily waive all or a portion of their fees. The expense ratio of .15% is net of investment advisory and administrative fee waivers in effect during the fiscal period. Absent any fee waivers, the expense ratio would have been .49%.

     The expense information on page 3 of the Prospectus following the example will be restated as follows:

          Absent the voluntary waiver of fees by CoreStates Advisers and the Administrator, the amount in the Example above would be $5, $16, $27 and $62 for one year, three years, five years and ten years, respectively.

     Moreover, the section entitled 'Advisory Fee' on page 12 of the Prospectus will also be restated as follows:

          For the services provided and expenses assumed as the Fund's Investment Adviser, CoreStates Advisers is entitled to a fee from the Fund, computed daily and paid monthly, at the annual rate of .20% on the

     Fund's average daily net assets. CoreStates Advisers may, from time to time and at its discretion, voluntarily waive all or a portion of its investment advisory fees in order to assist the Fund in maintaining a competitive expense ratio.

          For the fiscal year ended June 30, 1995, CoreStates Advisers waived the entire amount of its investment advisory fee.

Supplement dated March 11, 1996
to Prospectus dated November 1, 1995


                                COREFUNDS, INC.

                           FIDUCIARY TREASURY RESERVE

     The disclosure contained within the Prospectus of CoreFunds, Inc. (the 'Company') dated November 1, 1995, is amended and supplemented by the following:

          On December 7, 1995, the Board of Directors of the Fiduciary Treasury Reserve (the 'Fund') approved, subject to shareholder approval, the following:

             1. A proposal to elect a Board of Directors (voted on by the shareholders of the Company as a whole).

             2. A proposal to approve a new advisory agreement between the Company, on behalf of the Fund, and CoreStates Investment Advisers, Inc. ('CoreStates Advisers'), pursuant to which CoreStates Advisers will act as investment adviser with respect to the assets of the Fund, effective upon the merger of CoreStates Corp. ('CoreStates') and Meridian Bancorp, Inc. ('Meridian') (the 'Merger') (voted on by shareholders of the Fund).

             3. A proposal to approve an amended investment advisory agreement between CoreStates Advisers and the Fund which would increase (absent fee waivers) the contractual advisory fee paid to CoreStates Advisers.

     Each matter will be submitted to the shareholders of the Fund at a meeting scheduled for March 15, 1996. Shareholders of record of the Fund on January 15, 1996 will be entitled to vote on the proposals.

     If the proposal to elect a Board of Directors is approved, then the Company will increase the number of its Directors from three to five. If the proposal to approve a new investment advisory agreement between the Company on behalf of the Fund and CoreStates Advisers is approved, the investment advisory fee and total operating expenses for the Fund will remain the same, although the contractual advisory fee will increase from zero to .20% of the average daily net assets of the Fund.

     Footnote (B) to the Annual Fund Operating Expenses Table on page 2 of the Prospectus will be restated as follows:

          Absent voluntary waivers, CoreStates Advisers' investment advisory fee is calculated at the annual rate of .20% of the Fund's average net assets.

     Footnote (E) to the Annual Fund Operating Expenses Table on page 2 of the Prospectus will be restated as follows:

          CoreStates Advisers and the Administrator may, from time to time and at their discretion, voluntarily waive all or a portion of their fees. The expense ratio of .21% is net of investment advisory and administrative fee waivers in effect during the fiscal period. Absent any fee waivers, the expense ratio would have been .55%.

     The expense information on page 3 of the Prospectus following the example will be restated as follows:

          Absent the voluntary waiver of fees by CoreStates Advisers and the Administrator, the amount in the Example above would be $6, $18, $31 and $69 for one year, three years, five years and ten years, respectively.

     Moreover, the section entitled 'Advisory Fee' on page 10 of the Prospectus will also be restated as follows:

          For the services provided and expenses assumed as the Fund's Investment Adviser, CoreStates Advisers is entitled to a fee from the Fund, computed daily and paid monthly, at the annual rate of .20% on the Fund's average daily net assets. CoreStates Advisers may, from time to time and at its discretion, voluntarily waive all or a portion of its investment advisory fees in order to assist the Fund in maintaining a competitive expense ratio.

                                      S-2

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